Investment Strategy	Oct. 28, 2026
T-REX 2X LONG TESLA DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of TSLA on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on TSLA or by investing directly in the common stock of TSLA. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in TSLA common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of TSLA are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with  financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in TSLA that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (TSLA) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain TSLA exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which TSLA is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which TSLA is assigned). As of the date of this prospectus, TSLA is assigned to the motor vehicles and passenger car bodies industry.
The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of TSLA. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to TSLA is consistent with the Fund’s investment objective. The impact of TSLA’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of TSLA has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of TSLA has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Tesla, Inc. (TSLA)

Tesla, Inc., founded in 2003 and headquartered in Austin, Texas, designs, develops, manufactures, sells and leases electric vehicles and energy generation and storage systems, and describes itself as a company focused on bringing artificial intelligence into the real world. Its current vehicle lineup consists of the Model 3, Model Y and Cybertruck, along with the Tesla Semi commercial truck, following the end of Model S and Model X production in 2026. Tesla offers Full Self-Driving (Supervised), an advanced driver assistance system that requires active driver supervision, and operates Robotaxi, an autonomous ride-hailing service launched in 2025 that began offering rides in its purpose-built Cybercab vehicle in Austin, Texas in September 2026. Tesla’s energy storage products, Powerwall for homes and businesses and Megapack for utility-scale projects, deployed 13.7 gigawatt-hours of storage in the third quarter of 2026. For the quarter ended September 30, 2026, customers in the United States accounted for approximately 45% of Tesla’s revenues. As of October 23, 2026, the market capitalization of Tesla, Inc. is approximately $1.47 trillion. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla, Inc. could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of TSLA on a daily basis.
Strategy Portfolio Concentration [Text]	The Adviser attempts to consistently apply leverage to obtain TSLA exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which TSLA is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which TSLA is assigned). As of the date of this prospectus, TSLA is assigned to the motor vehicles and passenger car bodies industry.
T-REX 2X INVERSE TESLA DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of TSLA on a daily basis. The Fund may also seek to achieve its investment objective by purchasing put options on TSLA or by engaging in short sales of the common stock of TSLA. The Adviser will determine the allocation of the Fund’s investments in swap agreements, put options and short sales of TSLA common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Short sales of the common stock of TSLA is typically less efficient than the use of swap agreements because short sales do not provide leveraged returns. This may result in the Fund not achieving its -200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in TSLA that is equal, on a daily basis, to -200% of the value of the Fund's net assets. If the Adviser determines to use put options, the Fund will purchase exchange traded put options, including “FLEX Options,” with TSLA as the reference security. Put options give the holder (i.e., the buyer) the right to sell an asset and the seller (i.e., the writer) the obligation to purchase the asset at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

If the Adviser determines to engage in short sales on the common stock of TSLA, the Fund will sell shares of TSLA that it has borrowed. When executing a short sale, the Fund borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date and return the security to the lender. The Fund will realize a profit if the price of the underlying stock decreases or incur a loss if the price of the underlying stock increases while the Fund is holding the borrowed security. The Fund may reinvest the proceeds of its short sales.

The Adviser attempts to consistently apply leverage to obtain short TSLA exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which TSLA is assigned (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industry to which TSLA is assigned). As of the date of this prospectus, TSLA is assigned to the motor vehicles and passenger car bodies industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of TSLA. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to TSLA is consistent with the Fund’s investment objective. The impact of TSLA’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of TSLA has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of TSLA has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about Tesla, Inc. (TSLA)

Tesla, Inc., founded in 2003 and headquartered in Austin, Texas, designs, develops, manufactures, sells and leases electric vehicles and energy generation and storage systems, and describes itself as a company focused on bringing artificial intelligence into the real world. Its current vehicle lineup consists of the Model 3, Model Y and Cybertruck, along with the Tesla Semi commercial truck, following the end of Model S and Model X production in 2026. Tesla offers Full Self-Driving (Supervised), an advanced driver assistance system that requires active driver supervision, and operates Robotaxi, an autonomous ride-hailing service launched in 2025 that began offering rides in its purpose-built Cybercab vehicle in Austin, Texas in September 2026. Tesla’s energy storage products, Powerwall for homes and businesses and Megapack for utility-scale projects, deployed 13.7 gigawatt-hours of storage in the third quarter of 2026. For the quarter ended September 30, 2026, customers in the United States accounted for approximately 45% of Tesla’s revenues. As of October 23, 2026, the market capitalization of Tesla, Inc. is approximately $1.47 trillion. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla, Inc. could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of TSLA on a daily basis.
Strategy Portfolio Concentration [Text]	The Adviser attempts to consistently apply leverage to obtain short TSLA exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which TSLA is assigned (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industry to which TSLA is assigned). As of the date of this prospectus, TSLA is assigned to the motor vehicles and passenger car bodies industry.
T-REX 2X LONG NVIDIA DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of NVDA on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on NVDA or by investing directly in the common stock of NVDA. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in NVDA common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of NVDA are typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in NVDA that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. Flexible Exchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (NVDA) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain NVDA exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which NVDA is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which NVDA is assigned). As of the date of this prospectus, NVDA is assigned to the semiconductors and related devices industry.
The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of NVDA. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to NVDA is consistent with the Fund’s investment objective. The impact of NVDA’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of NVDA has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of NVDA has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about NVIDIA Corporation (NVDA)

NVIDIA Corporation, founded in 1993 and headquartered in Santa Clara, California, pioneered accelerated computing and describes itself as a data center-scale artificial intelligence (AI) infrastructure company. NVIDIA designs and sells graphics processing units (GPUs), central processing units, networking products and software that are used to build and run AI, high-performance computing and graphics applications. Its offerings include data center computing platforms based on its Blackwell architecture, Grace CPUs, NVLink and InfiniBand networking, and its CUDA programming platform and NVIDIA AI Enterprise software. NVIDIA reports in two segments, Compute & Networking and Graphics, and serves four markets: Data Center, Gaming, Professional Visualization and Automotive. For its fiscal year ended January 25, 2026, NVIDIA’s Data Center platform generated approximately $193.7 billion, or about 90%, of its total revenue of approximately $215.9 billion, and approximately 69% of its revenue came from sales to direct customers in the United States. As of October 23, 2026, the market capitalization of NVIDIA Corporation is approximately $5.09 trillion. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding NVIDIA Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding NVIDIA Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVDA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning NVIDIA Corporation could affect the value of the Fund’s investments with respect to NVDA and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of NVDA on a daily basis.
Strategy Portfolio Concentration [Text]	The Adviser attempts to consistently apply leverage to obtain NVDA exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which NVDA is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which NVDA is assigned). As of the date of this prospectus, NVDA is assigned to the semiconductors and related devices industry.
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of NVDA on a daily basis. The Fund may also seek to achieve its investment objective by purchasing put options on NVDA or by engaging in short sales of the common stock of NVDA. The Adviser will determine the allocation of the Fund’s investments in swap agreements, put options and short sales of NVDA common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Short sales of the common stock of NVDA is typically less efficient than the use of swap agreements because short sales do not provide leveraged returns. This may result in the Fund not achieving its -200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in NVDA that is equal, on a daily basis, to -200% of the value of the Fund's net assets. If the Adviser determines to use put options, the Fund will purchase exchange traded put options, including “FLEX Options,” with NVDA as the reference security. Put options give the holder (i.e., the buyer) the right to sell an asset and the seller (i.e., the writer) the obligation to purchase the asset at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

If the Adviser determines to engage in short sales on the common stock of NVDA, the Fund will sell shares of NVDA that it has borrowed. When executing a short sale, the Fund borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date and return the security to the lender. The Fund will realize a profit if the price of the underlying stock decreases or incur a loss if the price of the underlying stock increases while the Fund is holding the borrowed security. The Fund may reinvest the proceeds of its short sales.

The Adviser attempts to consistently apply leverage to obtain short NVDA exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which NVDA is assigned (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industry to which NVDA is assigned). As of the date of this prospectus, NVDA is assigned to the semiconductors and related devices industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of NVDA. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to NVDA is consistent with the Fund’s investment objective. The impact of NVDA’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of NVDA has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of NVDA has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Information about NVIDIA Corporation (NVDA)

NVIDIA Corporation, founded in 1993 and headquartered in Santa Clara, California, pioneered accelerated computing and describes itself as a data center-scale artificial intelligence (AI) infrastructure company. NVIDIA designs and sells graphics processing units (GPUs), central processing units, networking products and software that are used to build and run AI, high-performance computing and graphics applications. Its offerings include data center computing platforms based on its Blackwell architecture, Grace CPUs, NVLink and InfiniBand networking, and its CUDA programming platform and NVIDIA AI Enterprise software. NVIDIA reports in two segments, Compute & Networking and Graphics, and serves four markets: Data Center, Gaming, Professional Visualization and Automotive. For its fiscal year ended January 25, 2026, NVIDIA’s Data Center platform generated approximately $193.7 billion, or about 90%, of its total revenue of approximately $215.9 billion, and approximately 69% of its revenue came from sales to customers in the United States. As of October 23, 2026, the market capitalization of NVIDIA Corporation is approximately $5.09 trillion. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding NVIDIA Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding NVIDIA Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVDA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning NVIDIA Corporation could affect the value of the Fund’s investments with respect to NVDA and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of NVDA on a daily basis.
Strategy Portfolio Concentration [Text]	The Adviser attempts to consistently apply leverage to obtain short NVDA exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which NVDA is assigned (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industry to which NVDA is assigned). As of the date of this prospectus, NVDA is assigned to the semiconductors and related devices industry.